OTHER RECEIVABLES, NET	6 Months Ended
Jun. 30, 2025
Other Receivables Net
OTHER RECEIVABLES, NET

4. OTHER RECEIVABLES, NET

	December 31, 2024	June 30, 2025
	RMB	RMB

Rental and other deposits	24,228	24,147
Staff advance	11,883	4,079
	36,111	28,226
Less: provision for credit losses	(21,113)	(15,149)
	14,998	13,077